Cost of Sales and Services, Selling Expenses and Administrative Expenses - Disclosure of Personnel Expenses (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	S/ 1,141,090	S/ 1,155,580	S/ 1,073,396
Remunerations [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	748,544	733,614	680,560
Legal bonuses [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	78,585	72,769	71,372
Health insurance for employees [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	118,995	117,947	104,444
Bonuses [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	17,589	33,808	42,834
Severance payments [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	49,372	53,281	49,061
Vacations [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	47,527	45,703	42,841
Employees profit sharing [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	24,049	36,188	32,817
Board of Directors remuneration [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	5,068	5,781	5,027
Equity-settled share-based payment expenses [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	11,192	9,145	3,675
Compensation to personnel [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	7,796	13,647	9,211
Training [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	2,054	1,647	1,995
Other Benefits [Member]
Disclosure Of Expenses By Nature [Line Items]
Employee benefits expense	S/ 30,319	S/ 32,050	S/ 29,559